Restructuring, Impairments, and Litigation and Regulatory Settlements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Restructuring, Impairments, and Litigation and Regulatory Settlements
Restructuring, Impairments, and Litigation and Regulatory Settlements

Note 3: Restructuring

Restructuring Charges and Reversal of Restructuring Accruals

A summary of net pretax benefits (charges), incurred by segment, for each period is as follows:

		Pretax Benefit (Charge)
Three months ended June 30, 2011 (in millions)	Approximate Number of Employees	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Restructuring charges	260	$(1.2)	$(0.4)	$(16.0)	$(1.6)	$(19.2)
Restructuring accrual reversal		0.1	—	0.2	0.5	0.8

Total pretax charge, net of reversals		$(1.1)	$(0.4)	$(15.8)	$(1.1)	$(18.4)

		Pretax Benefit (Charge)
Six months ended June 30, 2011 (in millions)	Approximate Number of Employees	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Restructuring charges	520	$(2.7)	$(5.6)	$(22.5)	$(2.8)	$(33.6)
Restructuring accrual reversal		0.8	—	0.9	0.9	2.6

Total pretax charge, net of reversals		$(1.9)	$(5.6)	$(21.6)	$(1.9)	$(31.0)

		Pretax Benefit (Charge)
Three months ended June 30, 2010 (in millions)	Approximate Number of Employees	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Restructuring charges	580	$(6.0)	$(1.7)	$(6.3)	$(13.3)	$(27.3)
Restructuring accrual reversal		0.1	0.5	1.9	0.9	3.4

Total pretax charge, net of reversals		$(5.9)	$(1.2)	$(4.4)	$(12.4)	$(23.9)

		Pretax Benefit (Charge)
Six months ended June 30, 2010 (in millions)	Approximate Number of Employees	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Restructuring charges	720	$(6.7)	$(7.1)	$(12.7)	$(17.4)	$(43.9)
Restructuring accrual reversal		0.3	0.7	4.2	2.3	7.5

Total pretax charge, net of reversals		$(6.4)	$(6.4)	$(8.5)	$(15.1)	$(36.4)

The Company recorded restructuring charges during the three and six months ended June 30, 2011 and 2010 in connection with management's alignment of the business with strategic objectives. Similar initiatives are expected to occur in future periods resulting in additional restructuring charges. Restructuring charges in 2010 also resulted from domestic site consolidations as well as the termination of certain management positions across the organization including the reorganization of executive officers.

The following table summarizes the Company's utilization of restructuring accruals for the six months ended June 30, 2011:

(in millions)	Employee Severance	Facility Closure
Remaining accrual as of January 1, 2011	$38.7	$0.2
Expense provision	33.6	—
Cash payments and other	(34.2)	—
Changes in estimates	(2.5)	(0.1)

Remaining accrual as of June 30, 2011	$35.6	$0.1

Note 2: Restructuring, Impairments, and Litigation and Regulatory Settlements

The Company recorded restructuring charges, impairment charges, and litigation and regulatory settlements during the three years ended December 31, 2010. Restructuring accruals are reviewed each period and balances in excess of anticipated requirements are reversed through the same Consolidated Statements of Operations caption in which they were originally recorded. Such reversals resulted from the favorable resolution of contingencies and changes in facts and circumstances.

A summary of net pretax benefits (charges), incurred by segment, for each period is as follows (in millions):

	Pretax Benefit (Charge)
Year ended December 31, 2010	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Divested	Totals
Restructuring charges	$(20.3)	$(11.3)	$(28.2)	$(27.7)	$—	$(87.5)
Restructuring accrual reversals	0.7	0.8	10.9	3.1	—	15.5
Impairments	(1.6)	—	(9.9)	—	—	(11.5)
Litigation and regulatory settlements	—	2.0	—	—	—	2.0

Total pretax charge, net of reversals	$(21.2)	$(8.5)	$(27.2)	$(24.6)	$—	$(81.5)

Year ended December 31, 2009
Restructuring charges	$(15.9)	$(14.5)	$(49.2)	$(22.0)	$(0.5)	$(102.1)
Restructuring accrual reversals	4.2	1.7	2.9	0.5	—	9.3
Impairments	—	—	(131.9)	(53.2)	—	(185.1)
Litigation and regulatory settlements	—	(14.5)	—	2.7	—	(11.8)

Total pretax charge, net of reversals	$(11.7)	$(27.3)	$(178.2)	$(72.0)	$(0.5)	$(289.7)

Year ended December 31, 2008
Restructuring charges	$(7.2)	$(13.2)	—	—	—	$(20.4)
Restructuring accrual reversals	0.7	7.6	—	—	$0.1	8.4
Impairments	(1,106.5)	(1,396.0)	$(376.2)	$(160.7)	(204.2)	(3,243.6)

Total pretax charge, net of reversals	$(1,113.0)	$(1,401.6)	$(376.2)	$(160.7)	$(204.1)	$(3,255.6)

Restructuring charges

2010. The 2010 restructurings resulted from the elimination of management and other positions, approximately 1,200 employees, as part of the Company aligning the business with strategic objectives as well as domestic site consolidations and the reorganization of executive officers. Similar initiatives are expected to occur in future periods resulting in additional restructuring charges. Partially offsetting the charges were reversals of excess 2008 and 2009 restructuring accruals as well as reversals resulting from the refinement of 2010 estimates.

2009. The 2009 restructurings resulted from the elimination of management and other positions, approximately 1,700 employees, as part of the Company's cost saving initiatives as well as domestic site consolidations and the elimination of certain information technology positions. The Company incurred additional charges through 2010 related to these plans. Partially offsetting the charges are reversals of 2009 and 2008 restructuring accruals related to the Company's change in strategy related to global labor sourcing initiatives as well as refining previously recorded estimates.

2008. The 2008 restructurings resulted from the planned termination of approximately 1,000 employees associated with initial plans for call center consolidation and global labor sourcing initiatives primarily related to information technology development. During the fourth quarter, the Company's strategy related to global labor sourcing initiatives changed resulting in delaying implementation of certain of the initiatives and 20% fewer terminations than originally planned which resulted in the reversal of the associated charges. The Company incurred additional charges through 2009 related to these plans.

The following table summarizes the Company's utilization of restructuring accruals, excluding merger related restructuring charges, for the years ended December 31, 2009 and 2010 (in millions):

	Employee Severance	Facility Closure
Remaining accrual as of January 1, 2009	$11.1	—
Expense provision	101.6	$0.5
Cash payments and other	(44.9)	(0.3)
Changes in estimates	(9.3)	—

Remaining accrual as of December 31, 2009	58.5	0.2
Expense provision	86.7	0.6
Cash payments and other	(91.2)	(0.4)
Changes in estimates	(15.3)	(0.2)

Remaining accrual as of December 31, 2010	$38.7	$0.2

Impairments

In the fourth quarter of 2010, within Retail and Alliance Services, the Company recorded $1.6 million in impairment charges related to other intangibles. Also during the fourth quarter of 2010, the Company recorded $9.9 million in asset impairment charges related to the International segment. Approximately $6.2 million of the total impairment occurred because the Company did not complete a software project and determined that there are no likely alternative uses for the software. The remaining $3.7 million of impairment charges resulted from the write off of assets the Company determined have no future use or value.

In the fourth quarter of 2009, domestically, the Company recorded approximately $33 million in impairment charges related to customer contracts, a goodwill impairment charge of approximately $17 million and a software impairment charge of approximately $3 million related to the Information Services reporting unit. The significant factor that drove most of the impairment was lower projections of financial results as compared to those used in the 2008 impairment testing.

Also in the fourth quarter of 2009, the Company recorded approximately $124 million in asset impairment charges related to the International reporting unit and segment. Approximately $64 million of the total impairment charge related to the Company's business in Germany and was allocated to impair the value of customer contracts and real property by approximately $58 million and $6 million, respectively. The impairment occurred because of the deterioration of profitability on existing business, higher risk of revenue attrition in future years and lower projections of financial results compared to those used in prior periods. Approximately $47 million of the total impairment charge related to impairment of customer contracts associated with the Company's card-issuing business in the United Kingdom. The impairment occurred because of negative cash flow in the existing business and lower projections of financial results compared to those used in prior periods. The remaining $13 million of impairment charges related to a trade name in Canada, customer contracts in Brazil and Ireland and software.

During the third quarter of 2009, the Company recorded a charge of $7.7 million related to an intangible asset impairment within the International segment resulting from continuing and projected losses combined with a change in business strategy related to an existing business.

During 2008, the Company performed its annual goodwill impairment test in the fourth quarter of 2008 and recorded a total impairment charge of $3.2 billion that impacted every reporting unit. The primary causes of the impairment charges were higher discount rates and revised projections of financial results as compared to those used to allocate the purchase price of the merger with an affiliate of Kohlberg Kravis Roberts & Co. ("KKR") in 2007. The revised projections resulted from the global economic situation in 2008 that caused a decrease in near-term projections and a delay in the attainment of long-term projections. Discount rates were determined on a market participant basis and increased due to the increased risk in the marketplace and more costly access to capital. The assumptions used in the test reflect the Company's estimates as of December 31, 2008 and appropriately consider the impact of the deterioration in general global economic conditions.

Also during 2008, the Company recorded a charge related to an asset impairment associated with the Company's subsidiary, Peace, included within divested businesses in the table above. The impairment occurred because of the deterioration of profitability on existing business and Peace's limited success in attracting new clients. This resulted in the Company recording an impairment of $29.9 million of the goodwill and intangible assets associated with this business. The Company sold Peace in October of 2008.

The Company followed a discounted cash flow approach in estimating the fair value of the reporting units, intangibles assets or other affected asset groups discussed above. Discount rates were determined on a market participant basis. In certain situations, the Company relied in part on a third-party valuation firm in determining the appropriate discount rates. The Company obtained an appraisal from a third-party brokerage firm to assist in estimating the value of real property in Germany. All key assumptions and valuations were determined by and are the responsibility of management.

Litigation and regulatory settlements

In 2009, the Company recorded anticipated settlements of several matters within the Financial Services segment. In the first and second quarters of 2010, the Company released $2.0 million related to these settlements.